Principles of Consolidation, Organization and Nature of Operations (Detail Textuals 1) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Amortization of debt discount and deferred loan costs				$ (1,042)	$ (3)
Calculation of the debt discount and loss upon issuance | Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt issue costs	$ 600			600
Change in fair value of derivative liabilities	500			500
Loss on debt extinguishment				$ (700)
Amortization of debt discount and deferred loan costs		$ 700	$ 800
Net impact on financial statements	$ 900
Immaterial error correction				During the preparation of the 2018 consolidated financial statements, the Company identified an error in the accounting for the 2018 Note Offering (Note 9. Convertible Debt). The Company incorrectly included debt issue costs of $0.6 million in the calculation of the debt discount and loss upon issuance, which resulted in amortization of debt discount being overstated and the loss on debt extinguishment to be understated. As a result, "change in fair value of derivative liabilities and loss on debt extinguishment" was understated by $0.5 million and $0.7 million and "amortization of debt discount and deferred loan costs" was overstated by $0.8 million and $0.7 million for the quarters ended June 30, 2018, and September 30, 2018, respectively. The Company evaluated the impact of the error on its previously issued financial statements and concluded that the impact was not material. The error was corrected in the fourth quarter of 2018 and resulted in a net impact of $0.09 million.